UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22282

Cook & Bynum Funds Trust
(Exact name of registrant as specified in charter)

2830 Cahaba Road

Birmingham, AL 35223
(Address of principal executive offices) (Zip code)

Ms. Amanda Pridgen

2830 Cahaba Road

Birmingham, AL 35223
(Name and address of agent for service)

With copies to:

John Lively

Practus, LLC

11300 Tomahawk Creek Pkwy

Suite 310

Leawood, KS 66211

205-994-2815

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

The Cook & Bynum Fund
COBYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the The Cook & Bynum Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/. You can also request this information by contacting us at 877-839-2629.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Cook & Bynum Fund	$156	1.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund was down slightly for the half year ended September 30, 2024. The Fund’s two positions in Mexico were the largest detractors to returns. Both Mexican equities and the Mexican peso sold off following the Mexican elections in June. Outside of our two Mexican investments in Arca Continental and FEMSA, most of our other positions performed well alongside rising global equity markets.

Top Contributors
↑	Liberty Latin America
↑	Berkshire Hathaway
↑	AB InBev

Top Detractors
↓	Arca Continental
↓	FEMSA
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Cook & Bynum Fund	PAGE 1	TSR-AR-213022106

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
The Cook & Bynum Fund	9.42	4.62	3.27
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.39
Visit https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$76,759,516
Number of Holdings	12
Net Advisory Fee	$706,740
Portfolio Turnover	2%
Visit https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Arca Continental SAB de CV	24.2%
Berkshire Hathaway, Inc.	19.2%
Anheuser-Busch InBev SA/NV	11.1%
United States Treasury Bill	11.0%
Coca-Cola Embonor SA	9.2%
Liberty Latin America Ltd.	9.1%
Fomento Economico Mexicano SAB de CV	7.0%
Union de Cervecerias Peruanas Backus y Johnston SAA	3.6%
BIM Birlesik Magazalar AS	2.8%
EuroEyes International Eye Clinic Ltd.	1.3%
Geographic Breakdown (%)

Industry	(%)
Soft Drink Bottling and Distribution	33.4%
Conglomerates	19.2%
Breweries	14.7%
Wired and Wireless Telecommunications Carriers	9.1%
Retail - Convenience Stores	7.0%
Consumer Staples - Merchandise Retail	2.8%
Health Care	1.3%
Industrial Machinery & Supplies & Components	0.5%
Cash & Other	12.0%
*	Percentages are stated as a percent of net assets.
Material Fund Changes
During the 2024 fiscal year, the Cook & Bynum Funds Trust Board approved an Agreement and Plan of Reorganization (“Agreement”) providing for a reorganization (the “Reorganization”) of The Cook & Bynum Fund, a series of the Cook &   Bynum Funds Trust (the “Target Fund”) into The Cook & Bynum Fund, a series of World Funds Trust (the “Acquiring Fund”). Shareholders of record of the Target Fund as of August 12, 2024 voted to approve the Reorganization at a special shareholder meeting held on September 16, 2024.   The Reorganization closed on October 4, 2024 and, at its conclusion, all assets and liabilities of the Target Fund were reorganized into the Acquiring Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/.
The Cook & Bynum Fund	PAGE 2	TSR-AR-213022106

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your The Cook & Bynum Fund documents not be householded, please contact The Cook & Bynum Fund at 877-839-2629, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Cook & Bynum Fund or your financial intermediary.
The Cook & Bynum Fund	PAGE 3	TSR-AR-213022106

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Charles H. Ogburn is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$17,000	$16,000
(b) Audit-Related Fees
(c) Tax Fees	$4,000	$4,000
(d) All Other Fees

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.”

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Cook & Bynum Fund

Core Financial Statements | September 30, 2024

The Cook & Bynum Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 78.8%
Breweries - 14.7%
Anheuser-Busch InBev SA/NV - ADR	128,304	$8,505,272
Union de Cervecerias Peruanas Backus y Johnston SAA	500,000	2,800,221
		11,305,493
Conglomerates - 19.2%
Berkshire Hathaway, Inc. - Class B(a)	32,013	14,734,303
Consumer Staples - Merchandise Retail - 2.8%
BIM Birlesik Magazalar AS	149,000	2,162,183
Health Care - 1.3%
EuroEyes International Eye Clinic Ltd.	1,592,000	952,269
Industrial Machinery & Supplies & Components - 0.5%
Gesco SE	26,532	410,525
Retail - Convenience Stores - 7.0%
Fomento Economico Mexicano SAB de CV - ADR	54,513	5,380,978
Soft Drink Bottling and Distribution - 24.2%
Arca Continental SAB de CV	1,986,195	18,557,659
Wired and Wireless Telecommunications Carriers - 9.1%
Liberty Latin America Ltd. - Class A(a)	81,841	784,037
Liberty Latin America Ltd. - Class C(a)	654,782	6,213,881
		6,997,918
TOTAL COMMON STOCKS (Cost $45,291,294)		60,501,328
PREFERRED STOCKS - 9.2%
Soft Drink Bottling and Distribution - 9.2%
Coca-Cola Embonor SA Class B	5,301,259	7,043,783
TOTAL PREFERRED STOCKS (Cost $10,125,460)		7,043,783

	Par	Value
SHORT-TERM INVESTMENTS - 11.0%
U.S. Treasury Bills - 11.0%
5.29%, 10/03/2024(b)	$8,450,000	$8,447,820
TOTAL SHORT-TERM INVESTMENTS (Cost $8,447,551)		8,447,820
TOTAL INVESTMENTS - 99.0% (Cost $63,864,305)		$75,992,931
Money Market Deposit Account - 1.3%(c)		998,096
Liabilities in Excess of Other Assets - (0.3)%		(231,511)
TOTAL NET ASSETS - 100.0%		$76,759,516

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátilde Capital Variable
(a)	Non-income producing security.
(b)	The rate shown is the effective yield as of September 30, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 2.87%.

The accompanying notes are an integral part of these financial statements.

1

THE COOK & BYNUM FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS:
Investments, at value (cost $63,864,305)	$75,992,931
Cash equivalents	998,096
Dividends and interest receivable	36,524
Receivable for fund shares sold	19,290
Prepaid expenses	35,100
Total assets	77,081,941
LIABILITIES:
Payable for investments purchased	109,715
Payable for fund shares redeemed	100,000
Accrued investment advisory fees, net of waiver	54,106
Accrued custody fees	7,834
Other payables and accrued expenses	50,770
Total liabilities	322,425
NET ASSETS	$76,759,516
Composition of Net Assets:
Paid-in capital	$64,849,748
Distributable earnings (accumulated deficit)	11,909,768
Net assets	$ 76,759,516
Shares of common stock outstanding (unlimited number of shares authorized)	4,578,107
Net Asset Value, Offering and Redemption Price Per Share	$16.77

See accompanying Notes to Financial Statements.

2

THE COOK & BYNUM FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividends (Net of withholding tax of $256,507)	$1,735,830
Interest	474,792
Total investment income	2,210,622
EXPENSES:
Investment adviser fees	1,123,931
Fund accounting and administration fees	100,927
Transfer agent fees and expenses	67,444
Custody fees	39,838
Federal and state registration fees	33,896
Trustee fees	33,657
Legal fees	31,820
Service fees	31,291
Insurance fees	29,394
Auditing and tax fees	22,566
Chief compliance officer fees	11,973
Printing fees	8,929
Miscellaneous Expense	5,456
Total expenses before reimbursement	1,541,122
Less fees reimbursed by investment adviser (Note 4)	(417,191)
Net Expenses	1,123,931
Net investment income (loss)	1,086,691
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
Investment securities	811,784
Foreign currency transactions	(10,973)
Total	800,811
Net change in unrealized appreciation/depreciation on:
Investment securities	5,821,626
Foreign currency translation	(1,237,015)
Total	4,584,611
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5,385,422
Net Increase (Decrease) in Net Asset from Operations	$6,472,113

See accompanying Notes to Financial Statements.

3

THE COOK & BYNUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30,
	2024	2023
FROM OPERATIONS:
Net investment income (loss)	$1,086,691	$776,723
Net realized gain (loss) on investments and foreign currency transactions	800,811	(76,553)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	4,584,611	15,229,347
Net increase (decrease) in net assets from operations	6,472,113	15,929,517
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions	(750,984)	(700,503)
Total distributions	(750,984)	(700,503)
CAPITAL SHARE TRANSACTIONS (NOTE 7): (NOTE 6):
Proceeds from shares sold	6,520,404	6,151,182
Dividends reinvested	742,301	688,866
Value of shares redeemed	(5,780,772)	(3,129,255)
Net increase (decrease) resulting from capital transactions	1,481,933	3,710,793
Redemption fees	873	9,154
Net Increase (Decrease) in Net Assets	7,203,935	18,948,961
NET ASSETS:
Beginning of period	69,555,581	50,606,620
End of period	$ 76,759,516	$69,555,581

See accompanying Notes to Financial Statements.

4

The Cook & Bynum Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the periods indicated

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value - beginning of period	$15.48	$11.89	$12.98	$10.87	$14.11
Income from Investment Operations
Net investment income (loss)(1)	0.24	0.18	0.33	0.08	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translations(1)	1.22	3.58	(1.13)	2.07	(3.16)
Total income (loss) from investment operations	1.46	3.76	(0.80)	2.15	(3.14)
Distributions to Shareholders
Net investment income	(0.17)	(0.17)	(0.29)	(0.04)	(0.10)
Net realized gains	—	—	—	—	—
Total distributions	(0.17)	(0.17)	(0.29)	(0.04)	(0.10)
Capital Share Transactions
Redemption fees added to paid-in capital	—	—(2)	—	—(2)	—(2)
Total capital share transactions	—	—(2)	—	—(2)	—(2)
Net asset value - end of period	$16.77	$15.48	$11.89	$12.98	$10.87
Total return	9.42%	31.71%	−6.39%	19.80%	−22.43%
Ratios and Supplemental Data:
Net assets, at end of period (000s)	$76,760	$69,556	$50,607	$58,064	$62,962
Ratios to average net assets:
Expenses including reimbursement/waiver	1.49%	1.49%	1.49%	1.49%	1.49%
Expenses excluding reimbursement/waiver	2.04%	2.08%	2.23%	2.20%	1.99%
Net investment income (loss) including reimbursement/ waiver	1.44%	1.19%	2.54%	0.66%	0.17%
Net investment income (loss) excluding reimbursement/ waiver	0.89%	0.61%	1.80%	−0.05%	−0.33%
Portfolio turnover rate	2%	4%	0%	0%	8%

(1)	Calculated using average shares outstanding.
(2)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

5

The Cook & Bynum Fund
Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
The Cook & Bynum Fund (the “Fund”) was organized as a non-diversified series of the Cook & Bynum Funds Trust (the “Trust”) on March 18, 2009. The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 18, 2009 (the “Trust Agreement”). The affairs of the Trust are managed by a Board of Trustees (the “Board”). The investment adviser to the Fund is Cook & Bynum Capital Management, LLC (the “Adviser”). The Board has delegated the day-to-day operations of the Fund to the Adviser, which operates the Fund under the Board’s general supervision. The Fund’s investment objective is long-term growth of capital.
The Trust’s Declaration of Trust permits the Board to issue an unlimited number of shares of beneficial interest. The Board has the power to designate one or more separate and distinct series and/or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares offered by the Trust.
2. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Security Valuation: Equity securities, including common stocks and preferred stocks, traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and they are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. To the extent domestic and foreign equity securities are traded in active markets, they are categorized in Level 1 of the fair value hierarchy. When the market is considered inactive, the securities are categorized in Level 2 or Level 3. Short-term securities, including bonds, notes, debentures, and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances, and obligations of domestic and foreign banks shall be valued at current market quotations as provided by an independent pricing service on the day of valuation and are categorized in Level 2 of the fair value hierarchy. Short-term debt securities which are not priced by a pricing service, or in which the Valuation Designee (as defined below) does not believe the price supplied by the pricing service represents fair value, may be valued at their amortized cost, which approximates fair value, unless the Valuation Designee (as defined below) determines that amortized cost does not approximate fair value. They are categorized in Level 2 of the fair value hierarchy.

Securities and other assets for which quotations are not readily available, or if the investment is not a security, by using the investment’s fair value, as determined in good faith by the Valuation Designee. Fair value of a security means the amount reasonably expected to be received upon its current sale. The Trust’s Pricing Policies and Procedures provide for the designation of the Adviser as “Valuation Designee” to perform certain responsibilities in accordance with Rule 2a-5 under the 1940 Act. The Valuation Designee performs fair value determinations and may obtain assistance from other service providers in fulfilling its duties. The Valuation Designee may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which the Fund’s net asset value is calculated. In either of these cases, the security will be categorized in Level 2 or Level 3 of the fair value hierarchy. In each case where a pricing service cannot or does not provide a validation for a particular security, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the

6

The Cook & Bynum Fund
Notes to Financial Statements
September 30, 2024(Continued)
security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.
B.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes, a portion of which may be reclaimable, recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal year end, resulting from changes in the exchange rate.
C.
Fair Value Measurements: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

7

The Cook & Bynum Fund
Notes to Financial Statements
September 30, 2024(Continued)
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value(1)
Common Stocks	$60,501,328	$—	$ —	$60,501,328
Preferred Stocks	7,043,783	—	—	7,043,783
U.S. Treasury Bills	—	8,447,820	—	8,447,820
Total	$67,545,111	$8,447,820	$—	$75,992,931

(1)	Please refer to the schedule of investments to view securities by industry type.
All securities of the Fund were valued using Level 1 and Level 2 inputs for the year ended September 30, 2024. Thus, a reconciliation of assets in which significant unobservable inputs are used (Level 3) is not applicable for this Fund.
D.
Security Transactions, Investment Income, and Other: Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Any refunds of withholding taxes previously paid are generally recorded by the Fund when received.

E.
Federal Income Taxes: It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not generally subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2020.
F.
Distributions to Shareholders: Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

G.
Accounting Estimates: The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

H.
Share Valuation: The Net Asset Value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) divided by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days on which the New York Stock Exchange is closed for trading. The Fund charges a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fees charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. The redemption fees charged during the period can be found in the Statements of Changes in Net Assets.

8

The Cook & Bynum Fund
Notes to Financial Statements
September 30, 2024(Continued)
3. FEDERAL TAX INFORMATION
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.
A.	Tax Basis of Distributions to Shareholders: The tax character of the distributions paid by the Fund were as follows:

For the Year Ended September 30,
	2024	2023
Ordinary Income	$ 750,984	$ 700,503
Distribution in Excess	—	—
Total	$ 750,984	$ 700,503

Reclassifications: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the compositions of net assets reported under accounting principles generally accepted in the United States. For the year ended September 30, 2024, there were no differences reclassified.
B.	Tax Basis of Investments: As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$63,864,305
Gross unrealized appreciation	25,502,424
Gross unrealized depreciation	(13,373,798)
Net tax unrealized appreciation (depreciation)	12,128,626
Undistributed ordinary income	842,502
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(1,061,360)
Total distributable earnings (accumulated deficit)	$11,909,768

Net capital losses incurred after October 31st, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. Qualified late-year ordinary losses are the excess of the sum of the specified loss attributable to the portion of the taxable year after October 31st, and the late-year losses attributable to the portion of the taxable year after December 31st, over the sum of the specified gains attributable to the portion of the taxable year after October 31st, and other ordinary income attributable to the portion of the taxable year after December 31st. For the fiscal year ended September 30, 2024, the Fund did not defer on a tax basis, any late-year ordinary loss. There were no post-October losses for the fiscal year ended September 30, 2024.
At September 30, 2024, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$108	$1,061,099	Unlimited

During the fiscal year ended September 30, 2024, the Fund utilized the following capital loss carryforward that was available as of September 30, 2023.

Short-Term	Long-Term
$91	$832,315

9

The Cook & Bynum Fund
Notes to Financial Statements
September 30, 2024(Continued)
4. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Management Agreement (“Management Agreement”), with the Adviser. The Management Agreement has been renewed through November 5, 2025. Under the terms of the Management Agreement, the Adviser manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Adviser furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of the Fund. At all times, the Adviser’s actions on behalf of the Fund are subject to the overall supervision and review of the Board.
Pursuant to the Management Agreement, the Trust pays a management fee to the Adviser for its provision of investment advisory services to the Fund. The management fee is paid, in arrears monthly, at an annual rate equal to 1.49% of the average daily net assets of the Fund. Pursuant to the Expense Limitation Agreement, as approved by the Board, the Adviser has contractually agreed to waive or reimburse the Fund to the extent that total fund operating expenses exceed 1.49%. This agreement is in effect through February 1, 2026, and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, including, but not limited to, Acquired Fund Fees and Expenses. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser. Without this agreement, expenses for shares of the Fund would be higher. The Adviser may be permitted to recover expenses it has borne through the Expense Limitation Agreement to the extent that the Fund’s expenses in later periods fall below the annual rate of 1.49%, but only to the extent it does not cause the operating expenses to exceed 1.49% of average daily net assets. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the month in which the fees and expenses were deferred. As of September 30, 2024, the Adviser may in the future recover fee reductions and expense reimbursements totaling $417,191, $381,321, and $421,069 from the Fund. The Adviser may recover these amounts no later than September 30th of 2027, 2026, and 2025, respectively. In reality, however, when the Adviser lowered the management fee charged to the Fund to 1.49% to match the total expense ratio cap, the Adviser essentially internalized the Fund’s cost structure and implicitly eliminated its ability to recapture any of the Fund’s previously waived fees and expenses.
During the year ended September 30, 2024, the Fund had $438,487 of previously waived expenses expire.
Certain officers and shareholders of the Fund are also officers and owners of the Adviser.
Additionally, the Fund has entered into a Distribution Agreement with Foreside Financial Services, LLC.
5. LINE OF CREDIT
The Fund has established a line of credit (“LoC”) with U.S. Bank National Association to be used primarily for financing redemption payments, using the securities in the Fund’s portfolio as collateral. The LoC will mature, unless renewed, on October 21, 2024. Borrowing under the LoC is limited to the lesser of $7,000,000, 10% of the total market value of the Fund, or 33 1/3% of the net market value of the unencumbered assets of the Fund. The interest rate paid by the Fund on outstanding borrowings is equal to the prime rate, which was 8.00% at September 30, 2024. During the period the Fund did not borrow under this arrangement. The Fund has authorized the custodian to charge any of the accounts of the Fund for any missed payments. As of September 30, 2024, the Fund had no outstanding borrowings under this agreement.
6. INVESTMENT TRANSACTIONS
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were $1,030,863 and $1,637,314, respectively. There were no purchases or sales of long-term U.S. Government securities for the period ended September 30, 2024.

10

The Cook & Bynum Fund
Notes to Financial Statements
September 30, 2024(Continued)
7. SHARES OF BENEFICIAL INTEREST
On September 30, 2024, there was an unlimited number of no par-value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

	For the Year Ended September 30,
	2024	2023
Beginning Shares	4,492,034	4,254,867
Shares Sold	396,154	402,909
Shares Issued in Reinvestment of Distributions	44,906	48,409
Total	4,933,094	4,706,185
Less Shares Redeemed	(354,987)	(214,151)
Ending Shares	4,578,107	4,492,034

8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2024, Charles Schwab & Co., Inc. owned, of record or beneficially, approximately 78% of the Fund’s shares.
9. NON-DIVERSIFICATION AND FOREIGN SECURITY RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly. The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among other factors. Investments in foreign securities and foreign currency transactions involve currency exchange risks, which relate to fluctuations in exchange rates between the U.S. dollar and foreign currencies and may negatively affect the value of the Fund’s investments in foreign securities. As of September 30, 2024, 68.8% of the Fund’s net assets were invested in foreign securities. For specific industry concentration, please reference the Schedule of Investments.
10. SUBSEQUENT EVENTS
The Fund has evaluated the need for additional disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2024, except as follows:
The Board has approved an Agreement and Plan of Reorganization (“Agreement”) providing for a reorganization (the “Reorganization”) of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Target Fund”) into The Cook & Bynum Fund, a series of World Funds Trust (the “Acquiring Fund”). Shareholders of record of the Target Fund as of August 12, 2024 voted to approve the Reorganization at a special shareholder meeting held on September 16, 2024.  The Reorganization closed on October 4, 2024 and, at its conclusion, all assets and liabilities of the Target Fund were reorganized into the Acquiring Fund.

11

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
The Cook & Bynum Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Cook & Bynum Fund (the “Fund”) as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2009.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2024

12

The Cook & Bynum Fund
Additional Information
September 30, 2024 (Unaudited)
1. COMPENSATION OF TRUSTEES
During the fiscal year, each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) received an annual retainer of $10,000 with an additional $2,500 paid to the Chairman of the Audit Committee. All Trustees are permitted reimbursement for out-of-pocket expenses incurred in connection with attendance at meetings.
2. PROXY VOTING POLICIES AND PROCEDURES
For a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities, please call 1-877-839-COBY (2629) and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies related to portfolio securities during the twelve month period ended June 30th is available without charge, upon request, by calling 1-877-839-COBY or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov.
3. DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the website of the Securities and Exchange Commission at http://www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. UNAUDITED TAX INFORMATION
Dividends Received Deduction
For the year ended September 30, 2024, 0.00% of the dividends paid from net investment income, including short-term capital gains, qualify for the dividends received deduction to corporate shareholders.
Qualified Dividend Income
For the year ended September 30, 2024, 99.56% of the dividends paid from net investment income, including short-term capital gains, for the Fund are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Fund did not designate any of the taxable ordinary income distributions as short-term capital gain distributions pursuant to Section 871(k)(2)(C) of the Internal Revenue Code.
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended September 30, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
$256,507	$0.0560	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

13

The Cook & Bynum Fund
Additional Information
September 30, 2024 (Unaudited)(Continued)
5. BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held August 14, 2024, the Board of Trustees of the Cook & Bynum Funds Trust (the “Trust”), including a majority of the independent trustees, evaluated and approved the renewal of the advisory contract between the Trust, on behalf of The Cook & Bynum Fund (the “Fund”), and Cook & Bynum Capital Management, LLC (the “Adviser”).  In advance of the August 14, 2024 meeting, the Board requested and received materials to assist them in considering the renewal of the advisory agreement. The materials contained information with respect to the factors enumerated below, including the advisory agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the trustees’ fiduciary obligations and the factors that they should assess in considering the renewal of the advisory agreement, and comparative information relating to the advisory fee, other expenses of the Fund and the Fund’s performance. The materials also included due diligence materials requested by the trustees relating to the Adviser (including a response memorandum completed by the Adviser, the Adviser’s Form ADV, biographic information regarding the Adviser’s key management and investment advisory personnel, the Adviser’s compliance manual, and comparative fee and performance information relating to the Fund) as well as other pertinent information. Based on their evaluation of the information provided by the Adviser the independent trustees approved the advisory agreement between the Adviser and the Trust, on behalf of the Fund. In approving the advisory contract, the trustees considered all information that they deemed reasonably necessary to evaluate the terms of the advisory contract. In their deliberations, the Board members did not identify any particular information that was all important or controlling, and each trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of Advisory Services
In considering the nature, extent, and quality of the services provided by CBCM, the Board reviewed the materials provided by the Adviser describing the application of the Fund’s stated investment strategy, portfolio research process, and third-party vendor oversight and regulatory compliance services provided by the Adviser to the Fund. In addition, the Board considered information describing the personnel responsible for the day-to-day investment and back-office/administrative management of the Fund, the Adviser’s existing and planned staffing levels, and the Adviser’s portfolio management capabilities and concluded that the Adviser’s personnel have the necessary qualifications and expertise to manage the Fund. The Board also considered information regarding the Adviser’s compliance policies and procedures and discussed the quality of the Adviser’s compliance infrastructure. The Trustees considered all services provided by the Adviser, including service provider oversight, investment research, and sales and marketing. After a lengthy discussion, during which the Board asked and the Adviser responded to a series of further questions, the Trustees concluded that (i) the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the advisory contract with respect to the Fund, (ii) they were satisfied with the nature, extent, and quality of services provided by the Adviser under the advisory contract, and (iii) the Adviser was providing essential services to the Fund.
Performance of the Fund and the Adviser
The Trustees reviewed the Fund’s performance under the Adviser’s management. They discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) for period end, April 30, 2024 and reviewed the performance of the Fund as compared to its benchmark index, the MSCI All Country World Index, through June 30, 2024. The Broadridge-defined peer group performance comparison was over various time periods, including for the 1-year, 3-year, 5-year, and 10-year periods ended April 30, 2024. The Trustees led a thorough discussion related to the investment strategy and performance expectations in the current market, noting the Adviser’s unique strategy and its use of cash. The Trustees then noted and discussed that the Fund had underperformed its benchmark and peer group median for the 1-year, 5-year and 10-year periods ended April 30, 2024. The Trustees considered the reasons for the Fund’s underperformance during these periods, noting that this is largely due to a larger cash position in the Fund relative to other clients and one position that is excluded from the Fund’s portfolio because of diversification requirements. The Adviser noted that the Fund’s performance is best assessed over multiple market cycles, and the Trustees observed that the Fund outperformed its benchmark index during the 3-year period ended June 30, 2024 and the median of its peer group of funds during the 3-year period ended April 30, 2024. Further, the Trustees considered the Fund’s performance versus the Adviser’s privately pooled investment vehicles that apply the same investment strategy and process as the Fund, which comparison reflects performance over a full market cycle. After a detailed discussion of

14

The Cook & Bynum Fund
Additional Information
September 30, 2024 (Unaudited)(Continued)
the Fund’s performance, the Board concluded that the overall performance of the Fund was satisfactory within the Fund’s investment strategy and warranted the approval of the advisory contract.
Cost of Advisory Services and Other Fees and Expenses
With respect to costs and expenses of the services to be provided by the Adviser to the Fund, the Board discussed the fees paid to the Adviser under the advisory contract, the Fund’s overall expense ratio, and the Fund expenses paid by the Adviser pursuant to the Fund’s expense limitation agreement, including the Adviser’s commitment to renew the expense limitation agreement. They also reviewed the Fund’s advisory fee and overall expenses (and expense ratios) as compared to its peer group as presented in the Broadridge report. They considered the Adviser’s obligation under the expense limitation agreement to cap (through reimbursement to the Fund) operating expenses at 1.49% of the Fund’s daily net asset value. The Board noted that, while the Fund’s contractual management fee was the highest among the Broadridge-defined peer group, the Fund’s actual management fee (after fee waivers) and the Fund’s total operating expenses were within the range of funds in the Broadridge-defined peer group. The trustees also considered the management fees charged by the Adviser to other accounts managed with similar investment strategies as those utilized by the Fund. The Board discussed the Adviser’s fees extensively, noting the Adviser’s commitment to continue to waive fees after the reorganization of the Fund into a series of World Funds Trust and extending the current fee limitation out to February 1, 2026 pursuant to the expense limitation agreement approved by the World Funds Trust Board of Trustees. After a robust discussion, the Board concluded that the advisory fees were reasonable for the services provided, and that the expense cap for the Fund was in the best interest of the shareholders.
Profitability and Other Benefits to the Investment Adviser
The Trustees considered the Adviser’s financial position and profitability with respect to the Fund and the Adviser’s financial commitment to the Fund based on a review of financial information provided by the Adviser. The Trustees also considered other benefits to the Adviser as a result of its relationship with the Fund.
The Trustees discussed the materials provided by the Adviser concerning its profitability from managing the Fund and considered the effect of the expense limitation agreement to cap fees for the benefit of Fund shareholders. The Trustees extensively discussed and considered the Adviser’s profitability methodology, noting that the Adviser has not been profitable from managing the Fund during the last two years. As concerns other benefits to the Adviser, the Trustees identified that because the Adviser has assets under management outside of the Fund, the Adviser may achieve scale advantages including but not limited to advantages in research, trading and compliance.
Economies of Scale
The Trustees considered information from the Adviser concerning potential economies of scale and whether the existing fees paid by the Fund to the Adviser might require adjustment in light of any economies of scale. After consideration of the economies of scale, the Trustees concluded that no modification of the existing advisory fee was necessary.
The Board relied upon the advice of counsel, and its own business judgment, in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the advisory agreement are reasonable; (b) the advisory agreement is in the best interests of the Fund and its shareholders; and (c) the advisory fee is within a range of what could have been negotiated at arms-length in light of all of the surrounding circumstances. In considering the renewal of the advisory agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that renewal of the advisory agreement was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the advisory agreement. The Board noted the Fund’s existing advisory agreement and expense limitation agreement will terminate at the closing of the Reorganization of the Fund into a series of World Funds Trust.

15

The Cook & Bynum Fund
Additional Information
September 30, 2024 (Unaudited)(Continued)
6. TRUSTEES AND OFFICERS
The business affairs of the Fund are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware. Information pertaining to the Trustees and Officers of the Trust are set forth on the following page. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll-free 1-877-839-COBY (2629).
Trustees and Officers

Name, Year of birth & Address*	Position(s) Held with the Trust	Term of Office and Length of Time Served+	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Other Directorships Held by Trustee During the past 5 Years
Interested Trustees and Officers
Richard P. Cook** Year of Birth: 1978	President and Trustee	Mr. Cook has served as President of the Trust since March 2009 and Trustee of the Trust since November 2020	Mr. Cook has been a Principal of and Portfolio Manager for Cook & Bynum Capital Management, LLC (“CBCM”) since 2006.	1	None
David A. Hobbs** Year of Birth: 1977	Trustee	Mr. Hobbs has served as a Trustee of the Trust since August 2021.	From May 2010 to September 2021, Mr. Hobbs served as a Principal and President of CBCM. Effective August 2021, Mr. Hobbs has served as Chief Financial Officer and Chief Investment Officer of EBSCO Industries, Inc.	1	None

*	Unless otherwise indicated, the address of each Trustee of the Trust and each Officer of the Trust is 2830 Cahaba Road, Birmingham, AL 35223.
+	Each Trustee serves for an indefinite term. Each Officer serves for an annual term or until his or her successor is elected and qualified.
**	Messrs. Cook and Hobbs are interested persons, as defined in the 1940 Act, of the Trust because of their current or past affiliations with the Adviser.

Name, Year of birth & Address*	Position(s) Held with the Trust	Term of Office and Length of Time Served+	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Directorships Held by Trustee During the past 5 Years
Independent Trustees^
Charles H. Ogburn Year of Birth: 1955	Trustee	Mr. Ogburn has served as a Trustee of the Trust since May 2010.	Mr. Ogburn is a retired investment banker, a corporate director, and a community volunteer. He has served as director of Crawford & Company (chair of Compensation Committee) since January 1, 2010.	1	Director, Crawford & Company
Bruce F. Rogers Year of Birth: 1958	Trustee	Mr. Rogers has served as a Trustee of the Trust since May 2009.	Mr. Rogers has been a Partner with the law firm of Bainbridge, Mims, Rogers & Smith LLP since January 1990.	1	None

16

The Cook & Bynum Fund
Additional Information
September 30, 2024 (Unaudited)(Continued)

Name, Year of birth & Address*	Position(s) Held with the Trust	Term of Office and Length of Time Served+	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Directorships Held by Trustee During the past 5 Years
Donald P. Carson Year of Birth: 1949	Trustee	Mr. Carson has served as a Trustee of the Trust since April 2014	Mr. Carson has been the Managing Director of The Ansley Capital Group LLC since 1999. Mr. Carson has been a Principal of both Ansley Securities LLC (broker-dealer) and Don Carson Associates LLC (a financial advisory services firm) since 1999 and 2013, respectively.	1	Director of Rollins, Inc.

*	Unless otherwise indicated, the address of each Trustee of the Trust is 2830 Cahaba Road, Birmingham, AL 35223.
+	Each Trustee serves for an indefinite term.
^	Trustees who are not “interested persons” of the Trust as defined under the 1940 Act.

Name, Year of Birth & Address*	Position(s) Held with the Trust	Term of Office & Length of Time Served+	Principal Occupation(s) During Past 5 Years
Officers
Enrico G. Camata Year of Birth: 1994	Treasurer and Principal Financial Officer	Mr. Camata has served as Treasurer and Principal Financial Officer of the Trust since August 2021.	Mr. Camata joined CBCM in 2016 as a Security Analyst.
Amanda S. Pridgen Year of Birth: 1983	Secretary, Chief Compliance Officer, and Anti-Money Laundering Officer	Mrs. Pridgen serves as Secretary, Chief Compliance Officer, and Anti-Money Laundering Officer of the Trust as of January 2020.	Mrs. Pridgen joined CBCM in 2014.

*	Unless otherwise indicated, the address of each Officer of the Trust is 2830 Cahaba Road, Birmingham, AL 35223.
+	Each Officer serves for an annual term or until his or her successor is elected and qualified.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cook & Bynum Funds Trust

By (Signature and Title)*	/s/ Richard P. Cook
Richard P. Cook,
President (Principal Executive Officer)

Date	11/26/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard P. Cook
Richard P. Cook,
President (Principal Executive Officer)

Date	11/26/24

By (Signature and Title) *	/s/ Enrico G. Camata
Enrico G. Camata,
Treasurer (Principal Financial Officer)

Date	11/26/24

* Print the name and title of each signing officer under his or her signature.